Pension Plans and Other Postretirement Benefits Plan Contributions and Benefit Payments - Level 4 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 21
US Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		$ 5
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		6
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		7
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		8
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		10
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		66
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		4
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		5
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		5
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		6
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		6
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		35
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		3
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		3
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		3
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		3
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		3
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		15
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		0
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		0
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		0
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		0
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		0
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		$ 0